PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks 99.7%
Aerospace & Defense 0.3%
Textron, Inc.	11,500	$754,860
Airlines 0.6%
Alaska Air Group, Inc.*	19,400	860,002
JetBlue Airways Corp.*	75,100	632,342
		1,492,344
Auto Components 0.7%
BorgWarner, Inc.	42,500	1,634,550
Automobiles 0.6%
Thor Industries, Inc.(a)	16,800	1,416,744
Banks 9.0%
Bank OZK	21,300	854,130
BOK Financial Corp.	9,000	792,270
Citizens Financial Group, Inc.	49,300	1,871,921
Comerica, Inc.	5,100	396,627
Fifth Third Bancorp	52,333	1,785,602
First Citizens BancShares, Inc. (Class A Stock)(a)	2,000	1,513,360
FNB Corp.	56,900	680,524
Huntington Bancshares, Inc.(a)	145,100	1,928,379
KeyCorp	101,500	1,857,450
M&T Bank Corp.(a)	13,600	2,413,320
PacWest Bancorp	22,200	622,266
Pinnacle Financial Partners, Inc.	5,000	395,500
Prosperity Bancshares, Inc.	13,300	985,397
Regions Financial Corp.	91,800	1,944,324
Signature Bank	2,500	463,925
Synovus Financial Corp.	5,200	209,976
Webster Financial Corp.(a)	33,400	1,551,430
Wintrust Financial Corp.	4,600	395,784
Zions Bancorp NA	3,300	180,015
		20,842,200
Beverages 0.7%
Molson Coors Beverage Co. (Class B Stock)(a)	27,400	1,637,150
Building Products 0.7%
Builders FirstSource, Inc.*(a)	15,900	1,081,200

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Carrier Global Corp.	6,600	$267,498
Owens Corning	4,000	370,960
		1,719,658
Capital Markets 4.1%
Bank of New York Mellon Corp. (The)	49,900	2,168,654
Franklin Resources, Inc.(a)	59,500	1,633,275
Invesco Ltd.(a)	83,400	1,479,516
Janus Henderson Group PLC	22,700	584,979
Jefferies Financial Group, Inc.	46,200	1,504,734
State Street Corp.	31,200	2,216,448
		9,587,606
Chemicals 6.5%
Corteva, Inc.	38,600	2,221,430
DuPont de Nemours, Inc.	39,600	2,424,708
Eastman Chemical Co.(a)	15,600	1,496,508
Huntsman Corp.	49,800	1,442,208
International Flavors & Fragrances, Inc.	19,300	2,394,165
LyondellBasell Industries NV (Class A Stock)	21,100	1,880,432
Mosaic Co. (The)	35,700	1,879,962
Westlake Corp.	14,700	1,430,898
		15,170,311
Communications Equipment 0.5%
Motorola Solutions, Inc.	400	95,436
Viasat, Inc.*(a)	29,600	974,728
		1,070,164
Consumer Finance 1.5%
Ally Financial, Inc.(a)	47,259	1,562,855
Synchrony Financial(a)	55,900	1,871,532
		3,434,387
Containers & Packaging 1.5%
International Paper Co.	42,500	1,817,725
Westrock Co.	39,200	1,660,512
		3,478,237

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Distributors 0.7%
LKQ Corp.(a)	27,900	$1,530,036
Diversified Financial Services 0.5%
Voya Financial, Inc.(a)	19,902	1,197,304
Diversified Telecommunication Services 1.4%
Frontier Communications Parent, Inc.*	58,200	1,507,962
Lumen Technologies, Inc.(a)	151,880	1,653,973
		3,161,935
Electric Utilities 4.9%
Avangrid, Inc.(a)	29,200	1,422,916
Edison International	32,900	2,229,633
Entergy Corp.	5,300	610,189
Evergy, Inc.	20,800	1,419,808
Eversource Energy	8,600	758,692
FirstEnergy Corp.	16,000	657,600
NRG Energy, Inc.	7,300	275,575
Pinnacle West Capital Corp.(a)	21,100	1,550,217
PPL Corp.	70,400	2,047,232
Xcel Energy, Inc.	6,100	446,398
		11,418,260
Electrical Equipment 0.4%
AMETEK, Inc.	600	74,100
Regal Rexnord Corp.	6,000	805,800
		879,900
Electronic Equipment, Instruments & Components 1.9%
Arrow Electronics, Inc.*	10,200	1,307,334
Avnet, Inc.	28,700	1,373,869
Corning, Inc.	5,600	205,856
TD SYNNEX Corp.(a)	14,200	1,425,964
		4,313,023
Energy Equipment & Services 0.3%
Baker Hughes Co.(a)	25,300	649,957
Entertainment 0.4%
Warner Bros Discovery, Inc.*	60,700	910,500

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 10.5%
Alexandria Real Estate Equities, Inc.	12,500	$2,072,250
Boston Properties, Inc.	4,500	410,220
Cousins Properties, Inc.	45,700	1,409,845
EPR Properties	4,200	226,002
Highwoods Properties, Inc.	17,700	629,589
Hudson Pacific Properties, Inc.	89,100	1,340,064
JBG SMITH Properties	41,100	1,045,584
Kilroy Realty Corp.	27,000	1,462,860
Kimco Realty Corp.	78,961	1,745,828
Medical Properties Trust, Inc.(a)	94,469	1,628,645
Realty Income Corp.	36,013	2,664,602
Regency Centers Corp.	400	25,772
SL Green Realty Corp.(a)	27,395	1,360,162
Spirit Realty Capital, Inc.	19,500	864,630
STORE Capital Corp.	9,000	261,180
Ventas, Inc.	11,200	602,336
VICI Properties, Inc.(a)	71,500	2,444,585
Vornado Realty Trust	47,900	1,455,681
Welltower, Inc.	5,200	448,968
Weyerhaeuser Co.	61,300	2,226,416
WP Carey, Inc.	500	44,650
		24,369,869
Food Products 2.0%
Conagra Brands, Inc.	25,200	862,092
J.M. Smucker Co. (The)(a)	11,400	1,508,448
Tyson Foods, Inc. (Class A Stock)	24,900	2,191,449
		4,561,989
Gas Utilities 1.1%
Atmos Energy Corp.	8,500	1,031,815
UGI Corp.(a)	37,000	1,596,920
		2,628,735
Health Care Equipment & Supplies 0.4%
Enovis Corp.*	9,633	575,283
Zimmer Biomet Holdings, Inc.	3,700	408,443
		983,726
Health Care Providers & Services 2.4%
Laboratory Corp. of America Holdings	8,300	2,176,177

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Quest Diagnostics, Inc.	13,600	$1,857,352
Universal Health Services, Inc. (Class B Stock)(a)	13,500	1,518,345
		5,551,874
Health Care Technology 0.2%
Teladoc Health, Inc.*(a)	16,100	593,285
Hotels, Restaurants & Leisure 1.1%
Carnival Corp.*(a)	119,400	1,081,764
Penn National Gaming, Inc.*(a)	43,100	1,489,105
		2,570,869
Household Durables 4.0%
D.R. Horton, Inc.	22,000	1,716,660
Lennar Corp. (Class A Stock)	24,363	2,070,855
Mohawk Industries, Inc.*	11,139	1,431,139
PulteGroup, Inc.	33,447	1,458,958
Toll Brothers, Inc.	27,633	1,358,991
Whirlpool Corp.(a)	7,100	1,227,377
		9,263,980
Insurance 8.3%
Aflac, Inc.	44,800	2,567,040
Allstate Corp. (The)	4,700	549,759
Arch Capital Group Ltd.*	31,400	1,394,160
Axis Capital Holdings Ltd.	10,600	535,194
Brighthouse Financial, Inc.*	7,800	338,676
CNA Financial Corp.	29,500	1,251,390
Everest Re Group Ltd.	5,400	1,411,290
Fidelity National Financial, Inc.	42,000	1,678,320
First American Financial Corp.	16,400	951,200
Hartford Financial Services Group, Inc. (The)	30,700	1,979,229
Lincoln National Corp.	29,500	1,514,530
Loews Corp.	28,400	1,654,300
Markel Corp.*	400	518,856
Old Republic International Corp.	64,100	1,491,607
Principal Financial Group, Inc.	8,300	555,602
Unum Group	26,100	840,159
		19,231,312

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 0.5%
IAC/InterActiveCorp*	17,900	$1,226,150
IT Services 1.4%
DXC Technology Co.*	45,500	1,437,800
Global Payments, Inc.	13,500	1,651,320
SS&C Technologies Holdings, Inc.	3,600	213,012
		3,302,132
Life Sciences Tools & Services 0.6%
Bio-Rad Laboratories, Inc. (Class A Stock)*	2,200	1,239,172
PerkinElmer, Inc.	1,000	153,170
		1,392,342
Machinery 2.2%
Cummins, Inc.	800	177,048
Gates Industrial Corp. PLC*	110,200	1,355,460
Otis Worldwide Corp.	900	70,353
PACCAR, Inc.	13,600	1,244,672
Parker-Hannifin Corp.	200	57,818
Snap-on, Inc.	1,900	425,695
Westinghouse Air Brake Technologies Corp.	19,200	1,794,624
		5,125,670
Marine 0.2%
Kirby Corp.*	6,200	393,328
Media 2.5%
DISH Network Corp. (Class A Stock)*(a)	77,000	1,337,490
Fox Corp. (Class A Stock)(a)	20,700	685,377
Fox Corp. (Class B Stock)	15,600	482,040
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	7,600	302,860
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	9,700	386,254
News Corp. (Class A Stock)	86,900	1,489,466
Paramount Global (Class B Stock)(a)	46,200	1,092,630
		5,776,117
Metals & Mining 5.4%
Alcoa Corp.	32,500	1,653,925
Cleveland-Cliffs, Inc.*(a)	93,100	1,648,801
Nucor Corp.	19,400	2,634,520
Reliance Steel & Aluminum Co.	8,890	1,691,323

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
SSR Mining, Inc. (Canada)	85,300	$1,404,038
Steel Dynamics, Inc.	22,900	1,783,452
United States Steel Corp.(a)	69,700	1,648,405
		12,464,464
Mortgage Real Estate Investment Trusts (REITs) 2.3%
AGNC Investment Corp.	111,600	1,407,276
Annaly Capital Management, Inc.	246,124	1,693,333
New Residential Investment Corp.	134,600	1,468,486
Starwood Property Trust, Inc.	36,000	850,320
		5,419,415
Multiline Retail 0.8%
Kohl’s Corp.(a)	27,200	792,608
Macy’s, Inc.	55,200	974,280
		1,766,888
Multi-Utilities 2.0%
CenterPoint Energy, Inc.	18,100	573,589
Consolidated Edison, Inc.	23,333	2,316,267
DTE Energy Co.	5,200	677,560
Public Service Enterprise Group, Inc.	14,500	952,215
WEC Energy Group, Inc.	1,700	176,477
		4,696,108
Oil, Gas & Consumable Fuels 4.0%
Continental Resources, Inc.(a)	9,700	668,233
Coterra Energy, Inc.(a)	44,400	1,358,196
Diamondback Energy, Inc.	7,800	998,556
DT Midstream, Inc.	14,900	819,947
EQT Corp.	17,900	788,137
HF Sinclair Corp.	18,800	899,016
Marathon Oil Corp.	51,600	1,279,680
Phillips 66	22,900	2,038,100
Williams Cos., Inc. (The)	14,100	480,669
		9,330,534
Pharmaceuticals 1.5%
Elanco Animal Health, Inc.*	24,800	502,448

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Perrigo Co. PLC	29,700	$1,243,539
Viatris, Inc.	169,289	1,640,410
		3,386,397
Professional Services 0.6%
Clarivate PLC*(a)	103,600	1,501,164
Real Estate Management & Development 1.1%
CBRE Group, Inc. (Class A Stock)*	10,500	899,010
Jones Lang LaSalle, Inc.*	8,400	1,601,628
		2,500,638
Road & Rail 1.8%
AMERCO	2,500	1,342,700
Knight-Swift Transportation Holdings, Inc.(a)	30,100	1,653,995
Ryder System, Inc.	16,641	1,303,323
		4,300,018
Semiconductors & Semiconductor Equipment 1.4%
First Solar, Inc.*(a)	17,300	1,715,641
Qorvo, Inc.*	10,900	1,134,363
Skyworks Solutions, Inc.	3,100	337,528
		3,187,532
Specialty Retail 0.2%
Penske Automotive Group, Inc.	3,400	389,266
Technology Hardware, Storage & Peripherals 1.6%
Hewlett Packard Enterprise Co.	134,700	1,918,128
Western Digital Corp.*	36,900	1,811,790
		3,729,918
Textiles, Apparel & Luxury Goods 0.6%
PVH Corp.	23,200	1,436,544
Thrifts & Mortgage Finance 1.2%
MGIC Investment Corp.	100,000	1,414,000
New York Community Bancorp, Inc.(a)	129,700	1,377,414
		2,791,414

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.6%
Air Lease Corp.	39,300	$1,458,423

Total Common Stocks (cost $207,110,773)		231,629,227
Exchange-Traded Fund 0.1%
iShares Russell Mid-Cap Value ETF (cost $338,438)	3,200	353,184

Total Long-Term Investments (cost $207,449,211)		231,982,411

Short-Term Investments 20.0%
Affiliated Mutual Fund 19.9%
PGIM Institutional Money Market Fund (cost $46,301,398; includes $46,243,772 of cash collateral for securities on loan)(b)(we)	46,353,100	46,306,747
Unaffiliated Fund 0.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $110,983)	110,983	110,983

Total Short-Term Investments (cost $46,412,381)		46,417,730

TOTAL INVESTMENTS 119.8% (cost $253,861,592)		278,400,141
Liabilities in excess of other assets (19.8)%		(46,019,861)

Net Assets 100.0%		$232,380,280

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,120,907; cash collateral of $46,243,772 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).